Rule 497(e)

Registration No. 333-207937

Amplify ETF Trust
(the “Trust”)

Amplify Cash Flow High Income ETF

Amplify Cash Flow Dividend Leaders ETF

Amplify CWP Enhanced Dividend Income ETF

Amplify CWP International Enhanced dividend Income ETF

Amplify Cybersecurity ETF

Amplify Emerging Markets FinTech ETF

Amplify Global Cloud Technology ETF

Amplify High Income ETF

Amplify Mobile Payments ETF

Amplify Online Retail ETF

Amplify Seymour Cannabis ETF

Amplify Video Game Tech ETF

Amplify Weight Loss Drug & Treatment ETF

(each a “Fund” and collectively the “Funds”)

Supplement to Each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information

July 31, 2024

Notwithstanding anything to the contrary in each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, effective August 1, 2024 (the “Effective Date”), Anand Desai will no longer serve as a portfolio manager to each Fund, and beginning on or around the Effective Date, Christine Johanson is a member of each Fund’s portfolio management team.

Christine Johanson, CFA, has been a Director with the Sub-Adviser since 2023. Prior to joining Penserra, Ms. Johanson was a Director on the US Transition Management team at BlackRock from March 2022 to March 2023, where she developed custom solutions for institutional investors seeking to restructure portfolios across multiple asset classes. Ms. Johanson previously served as the global Head of Fixed Income Transition Management for Russell Investments from March 2018 to February 2022. Ms. Johanson holds a B.S.B.A. from the University of Missouri and is a CFA Charterholder.

As of June 30, 2024, Christine Johanson managed the investment vehicles (other than the Funds) with the number of accounts and assets set forth in the table below:

Portfolio Manager	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)
Christine Johanson	51 ($11.4 billion)	0 ($0)	0 ($0)

Please Retain This Supplement for Future Reference.